Financial Instruments - Additional Information (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Standby Letters of Credit
Financial Instrument [Line Items]
Fair value of contingent liability	$ 150	$ 1,075
Performance Bonds
Financial Instrument [Line Items]
Fair value of contingent liability	$ 7,900	$ 11,400